MORGAN STANLEY DEAN WITTER DIVERSIFIED INCOME TRUST     Two World Trade Center,
LETTER TO THE SHAREHOLDERS April 30, 2000               New York, New York 10048


DEAR SHAREHOLDER:

Amid rising interest rates, many of the world's investment-grade bond markets declined during the six-month period ended April 30, 2000. The 10-year U.S. Treasury note yield rose by 20 basis points, as did yields in many European bond markets. Benchmark German government 10-year yields rose by 15 basis points during the period. More importantly, the continued strength of the U.S. dollar relative to many investment-grade currencies resulted in currency losses for most non-dollar-denominated investments.

The primary factor causing both the weakness in bonds and a strong U.S. dollar was the unprecedented strength of the U.S. economy. For the United States, this status increased concern about higher inflation, which prompted the Federal Reserve Board to continue its policy of raising short-term interest rates. During the period, the Fed increased the federal funds rate to 6.00 percent in two steps. Subsequent to the end of the period, at its May meeting, the Fed raised the federal funds rate an additional 50 basis points. Fortunately, the federal government's reduced borrowing requirements and a Treasury debt buyback program partially offset pressures on the bond market. The strong economy and higher rates also served as a magnet for foreign capital, resulting in an even stronger dollar. Finally, the relative weakness of foreign currencies allowed non-U.S. economies to accelerate and inflation pressures to increase, thus creating pressure on their bond markets.

The high-yield market also continued to remain under pressure during the period under review. The weak market conditions that began as far back as late 1998 continued into and throughout much of calendar year 1999, as investor concerns over foreign-market crises and a possible recession were replaced with worries about sharply rising interest rates, credit-tightening actions by the Federal Reserve Board, the looming threat of inflation and the uncertainty of the Y2K bug's effect on corporate earnings and the financial markets. These fears adversely affected all the fixed-income markets during 1999 and the first four months of 2000, with Treasuries

MORGAN STANLEY DEAN WITTER DIVERSIFIED INCOME TRUST
LETTER TO THE SHAREHOLDERS April 30, 2000, continued

and municipal bonds also suffering significant losses. On a more positive note, as a result of the weakness in the high-yield market over the past year and a half, yields on lower-rated corporate bonds are now at their highest level in nearly a decade. Today, high-yield bonds are providing an unusually large yield advantage over Treasuries. Historically, abnormally high yield advantages have signaled a turning point in the high-yield market, eventually resulting in strong total returns as bond prices recovered.


PERFORMANCE AND PORTFOLIO STRATEGY

For the six-month period ended April 30, 2000, Morgan Stanley Dean Witter Diversified Income Trust's Class B shares posted a total return of -1.35 percent, compared to 1.07 percent for the Lehman Brothers Government/Corporate Intermediate Bond Index.1 For the same period, the Fund's Class A, C and D shares had total returns of -0.90 percent, -1.23 percent and -0.56 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses. The total return figures shown assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

Global short-term securities component. Throughout the period under review, the Fund continued its strategy of seeking the best-performing markets within its investment-grade mandate while maintaining attractive income and dividend levels. The limited-duration exposure of about 1.50 years for this portion of the portfolio was quite helpful in a rising-interest-rate environment. As mandated in the prospectus, all the securities in this portion of the Fund had maturities of less than three years. While this portion of the Fund was largely invested in non-U.S. markets, some of that exposure was currency hedged, and more than half of this global short-term securities component was invested in such currencies as the Swedish, Norwegian and the British ones, which held up better than the euro and other European currencies. All but 39 percent of the global short-term securities component was currency hedged or cross-hedged by the end of the period.

U.S. government/mortgage component. During the six-month period ended April 30, 2000, the U.S. government/mortgage component's weighting in mortgage-backed securities was increased. The Fund's U.S. Treasury and zero-coupon agency holdings were trimmed as long-term interest rates trended higher in November and December 1999, before peaking in January 2000. This strategy proved successful in

---------------
1 The Lehman Brothers Government/Corporate Intermediate Bond Index tracks the performance of government and corporate bonds, including U.S. government agency and U.S. Treasury securities and corporate and yankee bonds with maturities of 1 to 10 years. The performance of the index does not include any expenses, fees or charges. The index is unmanaged and should not be considered an investment.

MORGAN STANLEY DEAN WITTER DIVERSIFIED INCOME TRUST
LETTER TO THE SHAREHOLDERS April 30, 2000, continued

managing volatility. As interest rates moved lower during the first quarter of 2000, a portion of the Fund's mortgage-backed securities was sold and replaced with U.S. Treasury securities. On April 30, 2000, the U.S. government/mortgage component was comprised of 74 percent mortgage-backed securities issued by the Federal National Mortgage Association (FNMA), Government National Mortgage Association (GNMA) and the Federal Home Loan Mortgage Corp. (FHLMC), 5 percent in U.S. Treasuries and the balance in U.S. agency securities.

Long-term high-yield securities component. As discussed, the past year and a half has been an extremely difficult period for the high-yield market, particularly the B-rated sector, the market's largest area. The result has been a prolonged weakness in the high-yield market, causing high-yield bond prices to decline sharply and yields to rise dramatically. Although the high-yield securities component's position in the more defensive, higher quality end of the market held up relatively well during the turbulent market environment, its long-term core position in the B-rated sector was adversely affected. However, with yields on B-rated issues at 10-year highs and many issues trading at significant discounts to their stated maturity value, we view the B-rated sector as extremely undervalued. In light of our positive long-term outlook, we are maintaining our focus on this large sector of the market, which we believe offers the Fund strong long-term total return potential.

From an industry perspective we presently view the telecommunications sector as an excellent investment opportunity, given the overwhelming trend toward providing expanded worldwide telecommunications services, including voice, video and data services, over a combination of hardline and wireless networks. The combination of very strong growth prospects for this area of the economy, along with an incentive to form strategic partnerships with other major players, provides the fundamental backdrop for higher profitability and future significant credit improvement. Included among the high-yield securities component's current holdings are a number of telecom companies that recently have either announced important strategic partnerships or have raised equity capital to fuel future growth and profits.


LOOKING AHEAD

We believe that U.S. economic growth is likely to moderate later in the year, with inflation remaining at acceptable levels. However, should our economy continue to display inordinately strong growth coupled with accelerating inflation, the Fed may need to take a more aggressive stance on monetary policy. The Fund will continue to monitor market conditions and look for attractive investment opportunities as they become available.

MORGAN STANLEY DEAN WITTER DIVERSIFIED INCOME TRUST
LETTER TO THE SHAREHOLDERS April 30, 2000, continued

We appreciate your ongoing support of Morgan Stanley Dean Witter Diversified Income Trust and look forward to continuing to serve your investment needs.


Very truly yours,

/s/ Charles A. Fiumefreddo                  /s/ Mitchell M. Merin
--------------------------                  ---------------------
CHARLES A. FIUMEFREDDO                      MITCHELL M. MERIN
Chairman of the Board                       President

MORGAN STANLEY DEAN WITTER DIVERSIFIED INCOME TRUST
FUND PERFORMANCE April 30, 2000

                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                          CLASS A SHARES*
-------------------------------------------------------------------
PERIOD ENDED 4/30/00
---------------------------
1 Year                          (3.26)%(1)        (7.37)%(2)
Since Inception (7/28/97)        1.10 %(1)        (0.48)%(2)


                          CLASS C SHARES+
-------------------------------------------------------------------
PERIOD ENDED 4/30/00
---------------------------
1 Year                        (3.89)%(1)         (4.78)%(2)
Since Inception (7/28/97)      0.44 %(1)          0.44 %(2)


                          CLASS B SHARES**
-------------------------------------------------------------------
PERIOD ENDED 4/30/00
--------------------------
1 Year                        (3.89)%(1)         (8.33)%(2)
5 Years                        3.85 %(1)          3.57 %(2)
Since Inception (4/9/92)       4.66 %(1)          4.66 %(2)


                          CLASS D SHARES++
-------------------------------------------------------------------
PERIOD ENDED 4/30/00
---------------------------
1 Year                        (2.82)%(1)
Since Inception (7/28/97)      1.40 %(1)


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

---------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
*   The maximum front-end sales charge for Class A is 4.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
+ The maximum CDSC for Class C shares is 1% for shares redeemed within one year of purchase.
++  Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS April 30, 2000 (unaudited)


   PRINCIPAL
   AMOUNT IN                                                         COUPON        MATURITY
   THOUSANDS                                                          RATE           DATE           VALUE
----------------                                                ----------------- ----------   ---------------
                   GOVERNMENT & CORPORATE BONDS (91.8%)
                   FOREIGN (25.6%)
                   AUSTRALIA (0.0%)
                   Cable Television
  $     12,468     Australis Holdings Property Ltd.(a)               15.00++%       11/01/02     $    124,680
            90     Australis Media Ltd. (a) .....................    15.75++        05/15/03              903
         4,700     Australis Media Ltd. (Units)** (a) ...........    15.75++        05/15/03           47,000
                                                                                                 ------------
                   TOTAL AUSTRALIA ...........................................................        172,583
                                                                                                 ------------
                   BERMUDA (0.2%)
                   Other Telecommunications
         1,300     Globenet Comm Group Ltd. .....................    13.00          07/15/07        1,306,500
                                                                                                 ------------
                   CANADA (2.5%)
                   Beverages - Non-Alcoholic (0.6%)
         5,500     Sparkling Spring Water .......................    11.50          11/15/07        4,427,500
                                                                                                 ------------
                   Consumer Electronics/Appliances (0.0%)
        12,061     International Semi-Tech
                   Microelectronics, Inc. (a) ...................    11.50++        08/15/03          120,610
                                                                                                 ------------
                   Consumer/Business Services (0.2%)
         1,300     MDC Communication Corp. ......................    10.50          12/01/06        1,222,000
                                                                                                 ------------
                   Government Obligations (1.5%)
  CAD   14,150     Canada Government Bond .......................     5.50          09/01/02        9,395,776
  GBP    1,141     Ontario (Province of) ........................    11.125         02/14/01        1,824,453
                                                                                                 ------------
                                                                                                   11,220,229
                                                                                                 ------------
                   Other Telecommunications (0.2%)
  $      1,300     Worldwide Fiber Inc. .........................    12.00          08/01/09        1,202,500
                                                                                                 ------------
                   TOTAL CANADA ..............................................................     18,192,839
                                                                                                 ------------
                   DENMARK (4.9%)
                   Government Obligations
  DKK  182,000     Denmark (Kingdom of) .........................     9.00          11/15/00       22,655,344
       106,000     Denmark (Kingdom of) (b) .....................     8.00          11/15/01       13,431,555
                                                                                                 ------------
                   TOTAL DENMARK .............................................................     36,086,899
                                                                                                 ------------
                   FINLAND (2.0%)
                   Government Obligation
  GBP    9,100     Finland (Republic of) ........................     8.00          04/07/03       14,583,797
                                                                                                 ------------
                   GERMANY (0.7%)
                   Government Obligation
  EUR    5,000     Germany (Republic of) ........................     8.00          07/22/02        4,851,342
                                                                                                 ------------

                        See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS April 30, 2000 (unaudited) continued


   PRINCIPAL
   AMOUNT IN                                                     COUPON       MATURITY
   THOUSANDS                                                      RATE          DATE           VALUE
----------------                                              -------------  ----------   ---------------
                   NETHERLANDS (6.0%)
                   Government Obligations (5.8%)
  EUR   13,500     Netherlands Government Bond (b).........         8.50 %   03/15/01     $ 12,680,141
  GBP    9,100     Netherlands Government Bond ............         7.00     12/20/02       14,228,819
  EUR   17,750     Netherlands (Kingdom of) ...............         5.75     09/15/02       16,465,512
                                                                                          ------------
                                                                                            43,374,472
                                                                                          ------------
                   Other Telecommunications (0.2%)
  $      1,300     Versatel Telecom International NV.......        13.25     05/15/08        1,319,500
                                                                                          ------------
                   TOTAL NETHERLANDS ..................................................     44,693,972
                                                                                          ------------
                   NORWAY (2.4%)
                   Contract Drilling (0.2%)
         2,000     Northern Offshore ASA ..................        10.00     05/15/05        1,240,000
                                                                                          ------------
                   Government Obligation (2.2%)
  NOK  136,570     Norway Government Bond (b) .............         9.50     10/31/02       16,252,661
                                                                                          ------------
                   TOTAL NORWAY .......................................................     17,492,661
                                                                                          ------------
                   SWEDEN (2.5%)
                   Government Obligation
  SEK  160,000     Swedish Government Bond (b) ............         5.50     04/12/02       18,036,747
                                                                                          ------------
                   UNITED KINGDOM (4.4%)
                   Cellular Telephone (0.1%)
  $      3,500     Dolphin Telecom PLC ....................        14.00++   05/15/09        1,085,000
                                                                                          ------------
                   Government Obligation (2.9%)
  GBP   13,200     U.K. Treasury Bond (b) .................        7.00      06/07/02       20,809,774
                                                                                          ------------
                   International Banks (1.2%)
         5,600     Abbey National Treasury
                   Service (b) ............................        7.125     03/14/01        8,715,568
                                                                                          ------------
                   Other Telecommunications (0.2%)
  $      1,800     Esprit Telecom Group PLC ...............       10.875     06/15/08        1,530,000
                                                                                          ------------
                   TOTAL UNITED KINGDOM ...............................................     32,140,342
                                                                                          ------------
                   TOTAL FOREIGN (Identified Cost $223,102,450)........................    187,557,682
                                                                                          ------------
                   UNITED STATES (66.2%)
                   CORPORATE BONDS (30.9%)
                   Advertising (0.4%)
         3,200     Interep National Radio Sales Inc. ......       10.00      07/01/08        2,912,000
                                                                                          ------------
                   Aerospace (0.3%)
         2,700     Sabreliner Corp. - 144A* ...............       11.00      06/15/08        2,220,750
                                                                                          ------------

                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS April 30, 2000 (unaudited) continued


   PRINCIPAL
   AMOUNT IN                                                        COUPON      MATURITY
   THOUSANDS                                                         RATE         DATE          VALUE
---------------                                                 -------------  ----------  ---------------
                  Broadcasting (0.5%)
  $     3,800     Tri-State Outdoor Media
                  Group, Inc. .................................       11.00 %   05/15/08     $  3,572,000
                                                                                             ------------
                  Cable Television (1.5%)
        3,000     Knology Holdings Inc. .......................       11.875++  10/15/07        1,897,500
        3,700     Optel, Inc. (a) (c) .........................       13.00     02/15/05        2,849,000
        8,000     Optel, Inc. (Series B) (a) (c) ..............       11.50     07/01/08        6,400,000
                                                                                             ------------
                                                                                               11,146,500
                                                                                             ------------
                  Casino/Gambling (1.5%)
       12,740     Aladdin Gaming Holdings/Capital
                  Corp. LLC (Series B) ........................       13.50++   03/01/10        6,497,400
        8,900     Fitzgeralds Gaming Corp.
                  (Series B) (c) ..............................       12.25     12/15/04        4,717,000
                                                                                             ------------
                                                                                               11,214,400
                                                                                             ------------
                  Cellular Telephone (1.2%)
        1,400     Dobson/Sygnet Communications ................       12.25     12/15/08        1,456,000
        7,300     McCaw International Ltd. ....................       13.00++   04/15/07        5,366,595
        1,500     Tritel PCS Inc. .............................       12.75++   05/15/09          990,000
        1,500     Triton Communications LLC ...................       11.00++   05/01/08        1,072,500
                                                                                             ------------
                                                                                                8,885,095
                                                                                             ------------
                  Construction/Agricultural Equipment/Trucks (0.4%)
        2,800     J.B. Poindexter & Co., Inc. .................       12.50     05/15/04        2,604,000
                                                                                             ------------
                  Consumer Electronics/Appliances (0.2%)
        1,400     Windmere-Durable Holdings, Inc. .............       10.00     07/31/08        1,351,000
                                                                                             ------------
                  Consumer Specialties (0.7%)
        5,800     Samsonite Corp. .............................       10.75     06/15/08        4,872,000
                                                                                             ------------
                  Consumer/Business Services (1.7%)
        1,200     Anacomp, Inc. (Series B) ....................       10.875    04/01/04        1,080,000
          600     Anacomp, Inc. (Series D) ....................       10.875    04/01/04          540,000
        6,750     Comforce Operating, Inc. ....................       12.00     12/01/07        3,645,000
        5,100     Entex Information Services, Inc. ............       12.50     08/01/06        5,686,500
        1,500     Muzak LLC ...................................        9.875    03/15/09        1,410,000
                                                                                             ------------
                                                                                               12,361,500
                                                                                             ------------
                  Containers/Packaging (0.9%)
        5,650     Envirodyne Industries, Inc. .................       10.25     12/01/01        2,994,500
        1,200     Impac Group Inc. (Series B) .................       10.125    03/15/08        1,236,000
        3,500     Packaging Resources, Inc. ...................       11.625    05/01/03        2,100,000
                                                                                             ------------
                                                                                                6,330,500
                                                                                             ------------
                  Diversified Electronic Products (0.3%)
        2,700     High Voltage Engineering, Inc. ..............       10.75     08/15/04        2,106,000
                                                                                             ------------
                  Diversified Financial Services (0.9%)
  GBP   4,200     General Electric Capital Corp. (b) ..........        6.625    03/16/01        6,505,983
                                                                                             ------------

                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS April 30, 2000 (unaudited) continued


   PRINCIPAL
   AMOUNT IN                                                   COUPON     MATURITY
   THOUSANDS                                                    RATE        DATE           VALUE
---------------                                             ------------ ----------   ---------------
                  Diversified Manufacturing (0.6%)
  $     1,300     Eagle-Picher Industries, Inc. ...........     9.375%    03/01/08     $  1,098,500
        2,588     Jordan Industries, Inc. (Series B) ......    11.75++    04/01/09        1,682,200
        1,800     Jordan Industries, Inc. .................    10.375     08/01/07        1,656,000
                                                                                       ------------
                                                                                          4,436,700
                                                                                       ------------
                  Electronic Distributors (0.0%)
        5,600     CHS Electronics, Inc. (a) (c) ...........     9.875     04/15/05          112,000
                                                                                       ------------
                  Environmental Services (0.1%)
        1,300     Allied Waste North America, Inc. ........    10.00      08/01/09          890,500
                                                                                       ------------
                  Food Chains (0.7%)
        2,250     Big V Supermarkets, Inc.
                   (Series B) .............................    11.00      02/15/04        2,109,375
        1,000     Eagle Food Centers, Inc. (c) ............     8.625     04/15/00          490,000
        5,000     Pueblo Xtra International, Inc.
                   (Series C) .............................     9.50      08/01/03        2,500,000
                                                                                       ------------
                                                                                          5,099,375
                                                                                       ------------
                  Food Distributors (1.2%)
        1,300     Fleming Companies, Inc. (Series B).......    10.625     07/31/07        1,105,000
       44,552     SFAC New Holdings Inc. (d) ..............    13.00++    06/15/09        6,682,757
        1,300     Volume Services of America Inc. .........    11.25      03/01/09        1,209,000
                                                                                       ------------
                                                                                          8,996,757
                                                                                       ------------
                  Hotels/Resorts (0.6%)
        2,700     Epic Resorts LLC (Series B) .............    13.00      06/15/05        1,674,000
        3,904     Resort At Summerlin (Series B) ..........    13.00      12/15/07        2,537,789
                                                                                       ------------
                                                                                          4,211,789
                                                                                       ------------
                  Industrial Specialties (0.6%)
        1,300     Cabot Safety Corp. ......................    12.50      07/15/05        1,309,750
        1,800     Indesco International Inc. ..............     9.75      04/15/08          576,000
        1,000     International Wire Group, Inc.
                   (Series B) .............................    11.75      06/01/05        1,027,500
        2,250     Outsourcing Services Group, Inc.
                   (Series B) .............................    10.875     03/01/06        1,845,000
                                                                                       ------------
                                                                                          4,758,250
                                                                                       ------------
                  International Banks (0.7%)
  GBP   3,061     KFW International Finance (b) ...........    10.625     09/03/01        4,963,684
                                                                                       ------------
                  Internet Services (0.2%)
  $     1,400     Globix Corp. - 144A* ....................    12.50      02/01/10        1,274,000
                                                                                       ------------
                  Major Banks (0.2%)
  GBP   1,000     Morgan Guaranty Trust Corp. .............     7.375     12/28/01        1,549,660
                                                                                       ------------

                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS April 30, 2000 (unaudited) continued


  PRINCIPAL
  AMOUNT IN                                                    COUPON       MATURITY
  THOUSANDS                                                     RATE          DATE           VALUE
-------------                                              --------------- ----------   ---------------
                Medical Specialties (0.3%)
  $   5,100     Mediq Inc./PRN Life Support
                 Services Inc. .............................       11.00 %   06/01/08     $    510,000
      5,400     Universal Hospital Services, Inc. ..........       10.25     03/01/08        2,052,000
                                                                                          ------------
                                                                                             2,562,000
                                                                                          ------------
                Medical/Nursing Services (0.4%)
      5,250     Pediatric Services of America, Inc.
                 (Series A) ................................       10.00     04/15/08        2,625,000
                                                                                          ------------
                Military/Gov't/Technical (0.1%)
      1,300     Loral Space & Communications
                 Ltd. ......................................        9.50     01/15/06          890,500
                                                                                          ------------
                Office Equipment/Supplies (0.6%)
      6,890     Mosler, Inc. ...............................       11.00     04/15/03        4,478,500
                                                                                          ------------
                Oil Refining/Marketing (0.0%)
      6,700     Transamerican Refining Corp.
                 (a) (c) ...................................       16.00     06/30/03           83,750
                                                                                          ------------
                Other Telecommunications (3.6%)
      6,500     Birch Telecom Inc. .........................       14.00     06/15/08        6,500,000
      3,000     DTI Holdings Inc. (Series B) ...............       12.50++   03/01/08        1,515,000
     16,300     Firstworld Communications, Inc. ............       13.00++   04/15/08        7,498,000
      1,500     Pac-West Telecommunications
                 Group, Inc. ...............................       13.50     02/01/09        1,545,000
      2,700     Primus Telecommunications
                 Group, Inc. ...............................        9.875    05/15/08        2,349,000
      1,800     Viatel, Inc. ...............................       11.25     04/15/08        1,602,000
      6,400     World Access, Inc. (d) .....................       13.25     01/15/08        5,792,000
                                                                                          ------------
                                                                                            26,801,000
                                                                                          ------------
                Package Goods/Cosmetics (0.3%)
      2,500     J.B. Williams Holdings, Inc. ...............       12.00     03/01/04        2,475,000
                                                                                          ------------
                Printing/Forms (0.2%)
      2,700     Premier Graphics Inc. ......................       11.50     12/01/05        1,221,750
                                                                                          ------------
                Restaurants (2.1%)
     48,756     American Restaurant Group
                 Holdings, Inc. - 144A* (d) ................        0.00     12/15/05       12,310,865
      5,200     FRD Acquisition Corp. (Series B) ...........       12.50     07/15/04        2,080,000
      1,300     Friendly Ice Cream Corp. ...................       10.50     12/01/07        1,001,000
                                                                                          ------------
                                                                                            15,391,865
                                                                                          ------------
                Retail - Specialty (0.4%)
      1,300     Pantry, Inc. ...............................       10.25     10/15/07        1,189,500
      1,700     Petro Stopping Centers L.P. ................       10.50     02/01/07        1,479,000
                                                                                          ------------
                                                                                             2,668,500
                                                                                          ------------

                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS April 30, 2000 (unaudited) continued


  PRINCIPAL
  AMOUNT IN                                                 COUPON      MATURITY
  THOUSANDS                                                  RATE         DATE           VALUE
-------------                                            ------------  ----------   --------------
                Telecommunications (3.1%)
  $   1,400     CapRock Communications Corp.
                 (Series B) ...........................       12.00 %   07/15/08     $ 1,344,000
      1,500     Covad Communications
                 Group, Inc. ..........................       12.50     02/15/09       1,455,000
      5,400     e. Spire Communications, Inc. .........       13.75     07/15/07       3,024,000
      1,500     Focal Communications Corp.
                 (Series B) ...........................       12.125++  02/15/08         982,500
      1,800     GST Equipment Funding, Inc. ...........       13.25     05/01/07         990,000
      1,300     Hyperion Telecommunication, Inc.
                 (Series B) ...........................       12.25     09/01/04       1,371,500
      1,300     Level 3 Communications, Inc. ..........        9.125    05/01/08       1,131,000
      1,300     NextLink Communications LLC ...........       10.75     06/01/09       1,280,500
     28,500     In-Flight Phone Corp. (Series B)
                 (a) (c) ..............................       14.00     05/15/02       2,565,000
      5,400     Rhythms Netconnections, Inc. ..........       12.75     04/15/09       4,590,000
      1,200     Startec Global Communications
                 Corp. ................................       12.00     05/15/08       1,032,000
      3,000     Talton Holdings, Inc. (Series B) ......       11.00     06/30/07       2,640,000
                                                                                     -----------
                                                                                      22,405,500
                                                                                     -----------
                Wireless Communications (4.4%)
     11,300     Advanced Radio Telecom Corp. ..........       14.00     02/15/07      10,565,500
        900     Arch Escrow Corp. .....................       13.75     04/15/08         747,000
      1,222     CellNet Data Systems Inc. -
                 144A* ................................       15.00     05/15/00       1,222,000
     21,800     CellNet Data Systems Inc. .............       14.00++   10/01/07       1,744,000
        750     Globalstar LP/Capital Corp. ...........       11.375    02/15/04         255,000
      1,000     Globalstar LP/Capital Corp. ...........       10.75     11/01/04         340,000
      1,850     Globalstar LP/Capital Corp. ...........       11.50     06/01/05         629,000
      3,500     Orbcomm Global LP/Capital Corp.........       14.00     08/15/04       3,325,000
      4,600     Paging Network, Inc. (c) ..............       10.125    08/01/07       2,438,000
      8,300     Paging Network, Inc. (c) ..............       10.00     10/15/08       4,399,000
      5,850     USA Mobile Communications
                 Holdings, Inc. .......................       14.00     11/01/04       5,323,500
      1,200     Winstar Communications, Inc. -
                 144A* ................................       12.75     04/15/10       1,152,000
                                                                                     -----------
                                                                                      32,140,000
                                                                                     -----------
                TOTAL CORPORATE BONDS
                (Identified Cost $321,310,772)....................................   226,117,808
                                                                                     -----------

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Diversified Income Trust
Portfolio of Investments April 30, 2000 (unaudited) continued


  PRINCIPAL
  AMOUNT IN                                                    COUPON      MATURITY
  THOUSANDS                                                     RATE         DATE           VALUE
-----------   --                                            ------------- ----------   ---------------
                MORTGAGE-BACKED SECURITIES (26.2%)
                Federal Home Loan Mortgage Corp. (0.3%)
  $   1,818     ....................................             7.00 %       04/01/04-
                                                                              06/01/04    $  1,787,142
        747     ....................................             8.00         10/01/24-
                                                                              06/01/25         746,367
                                                                                          ------------
                                                                                             2,533,509
                                                                                          ------------
                Federal National Mortgage Assoc. (13.1%)
     36,168     ....................................             6.00         02/01/11-
                                                                              02/01/29      33,598,077
     30,976     ....................................             6.50         10/01/08-
                                                                              04/01/29      29,169,202
     15,008     ....................................             7.00         08/01/08-
                                                                              03/01/27      14,382,545
      9,481     ....................................             7.50         02/01/22-
                                                                              07/01/29       9,273,526
      3,421     ....................................             8.00         09/01/01-
                                                                              06/01/26       3,418,245
      5,989     ....................................             8.50         07/01/17-
                                                                              05/01/25       6,071,703
                                                                                          ------------
                                                                                            95,913,298
                                                                                          ------------
                Government National Mortgage Assoc. (12.8%)
     22,399     ....................................             6.00         10/15/23-
                                                                              12/15/28      20,354,864
     27,599     ....................................             6.50         11/20/23-
                                                                              05/15/29      25,839,836
     22,441     ....................................             7.00         12/15/22-
                                                                              06/20/29      21,545,587
     21,087     ....................................             7.50         05/15/17-
                                                                              09/15/29      20,714,233
      3,693     ....................................             8.00         01/15/22-
                                                                              10/15/24       3,701,766
      1,221     ....................................             8.50         08/15/22-
                                                                              12/15/24       1,242,470
                                                                                          ------------
                                                                                            93,398,756
                                                                                          ------------
                TOTAL MORTGAGE-BACKED SECURITIES
                (Identified Cost $200,143,035).........................................    191,845,563
                                                                                          ------------
                U.S. GOVERNMENT AGENCIES & OBLIGATIONS (9.1%)
                Federal Home Loan Banks (b) (1.8%)
      5,000     ....................................             0.00         07/02/12       1,923,050
      5,000     ....................................             6.37         09/25/07       4,725,900

                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS April 30, 2000 (unaudited) continued


   PRINCIPAL
   AMOUNT IN                                             COUPON       MATURITY
   THOUSANDS                                              RATE          DATE           VALUE
---------------                                         ----------   ----------   ---------------
  $     5,000      .................................      6.385%      10/23/07    $  4,728,150
        2,000      .................................      5.45        01/12/09       1,749,180
                                                                                  ------------
                                                                                    13,126,280
                                                                                  ------------
                  Federal Home Loan Mortgage Corp. (1.2%)
       10,000      .................................      0.00        08/15/02       8,476,500
                                                                                  ------------
                  Federal National Mortgage Assoc. (b) (2.4%)
  GBP   9,000      .................................      6.875       06/07/02      13,990,151
  $     6,000     Principal Strips .................      0.00        02/12/04-
                                                                      02/01/05       4,309,970
                                                                                  ------------
                                                                                    18,300,121
                                                                                  ------------
       13,475     Financing Corp. (1.3%) ...........      0.00        03/07/05-
                                                                      04/06/06       9,330,357
                                                                                  ------------
        3,000     Freddie Mac (0.4%) ...............      5.75        04/15/08       2,716,800
                                                                                  ------------
        2,232     Resolution Funding Corp. (0.2%) ...     0.00        01/15/07       1,424,842
                                                                                  ------------
        2,320     Tennessee Valley Authority (0.2%)..     0.00        01/15/03       1,912,074
                                                                                  ------------
                  U.S. Treasury Notes (1.6%)
        2,000      .................................      6.125       08/15/07       1,957,840
       10,000      .................................      6.625       05/15/07      10,062,900
                                                                                  ------------
                                                                                    12,020,740
                                                                                  ------------
                  TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS
                  (Identified Cost $69,782,177)................................     67,307,714
                                                                                  ------------
                  TOTAL UNITED STATES
                  (Identified Cost $591,235,984)...............................    485,271,085
                                                                                  ------------
                  TOTAL GOVERNMENT & CORPORATE BONDS
                  (Identified Cost $814,338,434)...............................    672,828,767
                                                                                  ------------


  NUMBER OF
   SHARES
------------
                  COMMON STOCKS (e) (0.2%)
                  Casino/Gambling (0.0%)
       10,773     Fitzgerald Gaming Corp. (Class D)* ..........................             11
                                                                                  ------------
                  Clothing/Shoe/Accessory Stores (0.0%)
    1,310,596     County Seat Stores, Inc. (d) ................................         11,795
                                                                                  ------------
                  Food Distributors (0.0%)
        2,423     SFAC New Holdings Inc. (d)* .................................            606
                                                                                  ------------
                  Hotels/Resorts (0.0%)
        2,000     Motels of America, Inc. - 144A* .............................            500
                                                                                  ------------
                  Medical/Nursing Services (0.0%)
      512,862     Raintree Healthcare Corp. (d) ...............................          4,616
                                                                                  ------------

                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS April 30, 2000 (unaudited) continued


  NUMBER OF
    SHARES                                                                            VALUE
-------------                                                                    ---------------
                  Other Telecommunications (0.2%)
       37,335     Versatel Telecom International NV (Netherlands) (d) .........   $  1,496,644
       20,110     World Access, Inc. (d) ......................................        315,475
                                                                                  ------------
                                                                                     1,812,119
                                                                                  ------------
                  Restaurants (0.0%)
        6,000     American Restaurant Group Holdings, Inc. - 144A* ............          1,500
                                                                                  ------------
                  Specialty Foods/Candy (0.0%)
      198,750     Specialty Foods Acquisition Corp. - 144A* ...................         49,688
                                                                                  ------------
                  Telecommunication Equipment (0.0%)
      196,000     FWT, Inc. (Class A) .........................................          1,960
                                                                                  ------------
                  Textiles (0.0%)
      298,462     United States Leather, Inc. (d) .............................          2,985
                                                                                  ------------
                  TOTAL COMMON STOCKS
                  (Identified Cost $19,159,398)................................      1,885,780
                                                                                  ------------
                  CONVERTIBLE PREFERRED STOCKS (0.2%)
                  Oil & Gas Production (0.0%)
          989     XCL Ltd.+ - 144A* ...........................................            495
        5,000     XCL Ltd. (Units)**+ - 144A* .................................          2,500
                                                                                  ------------
                                                                                         2,995
                                                                                  ------------
                  Oil Refining/Marketing (0.0%)
       11,760     TCR Holding Corp. (Class B) (Non-Voting) ....................            117
        6,468     TCR Holding Corp. (Class C) (Non-Voting) ....................             65
       17,052     TCR Holding Corp. (Class D) (Non-Voting) ....................            170
       35,280     TCR Holding Corp. (Class E) (Non-Voting) ....................            353
                                                                                  ------------
                                                                                           705
                                                                                  ------------
                  Restaurants (0.1%)
        1,886     American Restaurant Group Holdings, Inc. (Series B)
                   (Non-Conv.)+ ...............................................        377,200
                                                                                  ------------
                  Telecommunication Equipment (0.1%)
    1,960,000     FWT, Inc. (Series A) (Non-Conv.) ............................        980,000
                                                                                  ------------
                  TOTAL CONVERTIBLE PREFERRED STOCKS
                  (Identified Cost $11,262,171)................................      1,360,900
                                                                                  ------------


 NUMBER OF                                                           EXPIRATION
  WARRANTS                                                              DATE
-----------                                                         -----------
                  WARRANTS (e) (0.4%)
                  Aerospace (0.0%)
        1,000     Sabreliner Corp. - 144A* ..........................  04/15/03         10,000
                                                                                  ------------
                  Broadcasting (0.0%)
        4,000     UIH Australia/Pacific Inc. ........................  05/15/06        120,000
                                                                                  ------------
                  Casino/Gambling (0.0%)
       68,000     Aladdin Gaming Enterprises, Inc. - 144A* ..........  03/01/10            680
                                                                                  ------------

                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS April 30, 2000 (unaudited) continued


 NUMBER OF                                                            EXPIRATION
 WARRANTS                                                                DATE          VALUE
----------                                                           ------------ --------------
                  Cellular Telephone (0.0%)
        5,300     McCaw International Ltd. - 144A* ..................  04/15/07   $     63,600
                                                                                  ------------
                  Consumer Electronics/Appliances (0.0%)
       12,061     International Semiconductor Corp. (Rights) ........                        -
                                                                                  ------------
                  Hotels/Resorts (0.0%)
        2,700     Epic Resorts LLC/Capital - 144A* ..................  06/15/05             27
        3,250     Resort At Summerlin - 144A* .......................  12/15/07             33
                                                                                  ------------
                                                                                            60
                                                                                  ------------
                  Oil Refining/Marketing (0.0%)
        6,700     Transamerican Refining Corp. - 144A* ..............  06/30/03              7
                                                                                  ------------
                  Other Telecommunications (0.4%)
        6,500     Birch Telecom Inc. - 144A* ........................  06/15/08        357,500
       15,000     DTI Holdings Inc. - 144A* .........................  03/01/08            150
       16,300     Firstworld Communications, Inc. - 144A* ...........  04/15/08      2,200,500
                                                                                  ------------
                                                                                     2,558,150
                                                                                  ------------
                  Restaurants (0.0%)
        1,500     American Restaurant Group Holdings, Inc. -
                   144A* ............................................  08/15/08             15
                                                                                  ------------
                  Telecommunications (0.0%)
        1,200     Startec Global Communications Corp. - 144A*          05/15/08         21,600
                                                                                  ------------
                  TOTAL WARRANTS (Identified Cost $53,715)......................     2,774,112
                                                                                  ------------


    PRINCIPAL
    AMOUNT IN                                              COUPON     MATURITY
    THOUSANDS                                               RATE        DATE
-----------------                                        ----------  ----------
                  SHORT-TERM INVESTMENTS (1.9%)
                  UNITED STATES
                  TIME DEPOSITS (f) (0.8%)
  NOK  44,618     Chase Manhattan Bank .................   5.75%       05/02/00      4,989,532
  SEK   8,800     Chase Manhattan Bank .................   3.50        05/04/00        984,108
                                                                                  ------------
                  TOTAL TIME DEPOSITS
                  (Identified Cost $6,412,156).................................      5,973,640
                                                                                  ------------
                  REPURCHASE AGREEMENT (1.1%)
  $     7,703              The Bank of New York
                  (dated 04/28/00; proceeds
                  $7,706,579) (g)
                  (Identified Cost $7,702,848)..........   5.813       05/01/00      7,702,848
                                                                                  ------------
                  TOTAL SHORT-TERM INVESTMENTS
                  (Identified Cost $14,115,004)................................     13,676,488
                                                                                  ------------



                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS April 30, 2000 (unaudited) continued


                                                                                     VALUE
                                                                                ---------------
                TOTAL INVESTMENTS
                (Identified Cost $858,928,722) (h)...............     94.5%       $692,526,047

                OTHER ASSETS IN EXCESS OF LIABILITIES                  5.5          40,168,195
                                                                     -----        ------------
                NET ASSETS ......................................    100.0%       $732,694,242
                                                                     =====        ============

---------------------
*   Resale is restricted to qualified institutional investors.
** Consists of one or more class of securities traded together as a unit; stocks or bonds with attached warrants.
+   Payment-in-kind security.
++ Currently a zero coupon bond and will pay interest at the rate shown at a future date.
(a) Issuer in bankruptcy.
(b) Some or all of these securities are segregated in connection with open forward foreign currency contracts and securities purchased on a forward commitment basis.
(c) Non-income producing security; bond in default.
(d) Acquired through exchange offer.
(e) Non-income producing securities.
(f) Subject to withdrawal restrictions until maturity.
(g) Collateralized by $4,709,867 U.S. Treasury Bill 0.00% due 05/25/00 valued at $4,692,158 and $3,029,056 U.S. Treasury Note 6.875% due 05/15/06 valued at
    $3,171,256.
(h) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $9,830,894 and the aggregate gross unrealized depreciation is $176,233,569, resulting in net unrealized depreciation of $166,402,675.















                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS April 30, 2000 (unaudited) continued


FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT APRIL 30, 2000:



     CONTRACTS           IN EXCHANGE    DELIVERY    UNREALIZED
     TO DELIVER              FOR          DATE     APPRECIATION
--------------------   -------------  ----------  -------------
SEK     8,817,111        $ 1,022,824   05/04/00     $   36,391
EUR    13,400,000        $12,918,069   05/08/00        728,536
EUR     2,832,700        $ 2,730,440   05/08/00        153,627
GBP    12,626,000        $19,994,534   05/08/00        382,568
EUR     3,285,500        $ 3,161,801   05/12/00        172,215
EUR    20,071,550        $19,277,218   05/18/00      1,005,417
EUR    13,750,000        $13,211,688   05/18/00        694,604
EUR     6,264,803        $ 6,032,066   05/18/00        329,007
GBP     8,719,495        $13,754,393   05/31/00        208,221
                                                    ----------
  Total unrealized appreciation ................    $3,710,586
                                                    ==========


Currency Abbreviations:
-----------------------
GBP  British Pound.
CAD  Canadian Dollar.
DKK  Danish Krone.
EUR  Euro.
NOK  Norwegian Krone.
SEK  Swedish Krona.












                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER DIVERSIFIED INCOME TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2000 (unaudited)


ASSETS:
Investments in securities, at value
  (identified cost $858,928,722)..........................................   $692,526,047
Unrealized appreciation on open forward foreign currency contracts .......      3,710,586
Cash .....................................................................     21,367,806
Receivable for:
   Interest ..............................................................     13,971,042
   Investments sold ......................................................      2,871,875
   Shares of beneficial interest sold ....................................        860,260
   Compensated forward foreign currency contracts ........................         22,469
Prepaid expenses and other assets ........................................         86,081
                                                                             ------------
   TOTAL ASSETS ..........................................................    735,416,166
                                                                             ------------
LIABILITIES:
Payable for:
   Shares of beneficial interest repurchased .............................      1,112,760
   Plan of distribution fee ..............................................        515,121
   Investment management fee .............................................        247,267
   Payable to bank .......................................................        691,499
Accrued expenses and other payables ......................................        155,277
                                                                             ------------
   TOTAL LIABILITIES .....................................................      2,721,924
                                                                             ------------
   NET ASSETS ............................................................   $732,694,242
                                                                             ============
COMPOSITION OF NET ASSETS:
Paid-in-capital ..........................................................   $940,099,061
Net unrealized depreciation ..............................................   (162,979,131)
Dividends in excess of net investment income .............................       (922,508)
Accumulated net realized loss ............................................    (43,503,180)
                                                                             ------------
   NET ASSETS ............................................................   $732,694,242
                                                                             ============
CLASS A SHARES:
Net Assets ...............................................................   $ 12,777,345
Shares Outstanding (unlimited authorized, $.01 par value) ................      1,652,083
   NET ASSET VALUE PER SHARE .............................................   $       7.73
                                                                             ============
   MAXIMUM OFFERING PRICE PER SHARE,
  (net asset value plus 4.44% of net asset value) ........................   $       8.07
                                                                             ============
CLASS B SHARES:
Net Assets ...............................................................   $702,694,521
Shares Outstanding (unlimited authorized, $.01 par value) ................     90,833,828
   NET ASSET VALUE PER SHARE .............................................   $       7.74
                                                                             ============
CLASS C SHARES:
Net Assets ...............................................................   $ 15,734,261
Shares Outstanding (unlimited authorized, $.01 par value) ................      2,036,919
   NET ASSET VALUE PER SHARE .............................................   $       7.72
                                                                             ============
CLASS D SHARES:
Net Assets ...............................................................   $  1,488,115
Shares Outstanding (unlimited authorized, $.01 par value) ................        191,987
   NET ASSET VALUE PER SHARE .............................................   $       7.75
                                                                             ============

                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER DIVERSIFIED INCOME TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF OPERATIONS
For the six months ended April 30, 2000 (unaudited)


NET INVESTMENT INCOME:
INTEREST INCOME ......................................................    $  40,179,886
                                                                          -------------
EXPENSES
Plan of distribution fee (Class A shares) ............................           15,907
Plan of distribution fee (Class B shares) ............................        3,310,706
Plan of distribution fee (Class C shares) ............................           75,272
Investment management fee ............................................        1,639,529
Transfer agent fees and expenses .....................................          321,966
Shareholder reports and notices ......................................           57,448
Custodian fees .......................................................           56,560
Registration fees ....................................................           55,553
Professional fees ....................................................           50,583
Trustees' fees and expenses ..........................................            8,474
Other ................................................................           10,278
                                                                          -------------
   TOTAL EXPENSES ....................................................        5,602,276
                                                                          -------------
   NET INVESTMENT INCOME .............................................       34,577,610
                                                                          -------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain/loss on:
   Investments .......................................................      (25,659,356)
   Foreign exchange transactions .....................................        6,586,779
                                                                          -------------
   NET LOSS ..........................................................      (19,072,577)
                                                                          -------------
Net change in unrealized appreciation/depreciation on:
   Investments .......................................................      (27,454,090)
   Translation of forward foreign currency contracts, other assets and
     liabilities denominated in foreign currencies ...................        2,688,892
                                                                          -------------
   NET DEPRECIATION ..................................................      (24,765,198)
                                                                          -------------
   NET LOSS ..........................................................      (43,837,775)
                                                                          -------------
NET DECREASE .........................................................    $  (9,260,165)
                                                                          =============



                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER DIVERSIFIED INCOME TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS




                                                                 FOR THE SIX        FOR THE YEAR
                                                                MONTHS ENDED           ENDED
                                                               APRIL 30, 2000     OCTOBER 31, 1999
                                                              ----------------   -----------------
                                                                (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income .......................................  $  34,577,610      $   80,184,261
Net realized loss ...........................................    (19,072,577)        (18,452,394)
Net change in unrealized depreciation .......................    (24,765,198)        (83,376,343)
                                                               -------------      --------------
   NET DECREASE .............................................     (9,260,165)        (21,644,476)
                                                               -------------      --------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
   Class A shares ...........................................       (868,897)         (1,474,948)
   Class B shares ...........................................    (31,577,497)        (64,975,880)
   Class C shares ...........................................       (718,624)         (1,307,832)
   Class D shares ...........................................       (140,959)            (67,347)
Paid-in-capital:
   Class A shares ...........................................              -            (204,223)
   Class B shares ...........................................              -          (8,996,654)
   Class C shares ...........................................              -            (181,085)
   Class D shares ...........................................              -              (9,325)
                                                               -------------      --------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS ........................    (33,305,977)        (77,217,294)
                                                               -------------      --------------
Net decrease from transactions in shares of beneficial
  interest ..................................................   (126,617,268)        (54,811,256)
                                                               -------------      --------------
   NET DECREASE .............................................   (169,183,410)       (153,673,026)
NET ASSETS:
Beginning of period .........................................    901,877,652       1,055,550,678
                                                               -------------      --------------
   END OF PERIOD
   (Including dividends in excess of net investment
   income of $922,508 and $2,194,141, respectively) .........  $ 732,694,242      $  901,877,652
                                                               =============      ==============

                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER DIVERSIFIED INCOME TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 2000 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Diversified Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's primary investment objective is to provide a high level of current income and, as a secondary objective, seeks to maximize total return, but only when consistent with its primary objective. The Fund was organized as a Massachusetts business trust on December 20, 1991 and commenced operations on April 9, 1992. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS - (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by the Trustees);
(2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and
(5) short-term debt securities having a

MORGAN STANLEY DEAN WITTER DIVERSIFIED INCOME TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 2000 (unaudited) continued

maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FOREIGN CURRENCY TRANSLATION - The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

E. FORWARD FOREIGN CURRENCY CONTRACTS - The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX STATUS - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may

MORGAN STANLEY DEAN WITTER DIVERSIFIED INCOME TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 2000 (unaudited) continued

differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.40% to the net assets of the Fund determined as of the close of each business day.


3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan"), pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 0.85% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C - up to 0.85% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $13,445,813 at April 30, 2000.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will

MORGAN STANLEY DEAN WITTER DIVERSIFIED INCOME TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 2000 (unaudited) continued

not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.16% and 0.85%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2000, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $985, $1,000,682 and $8,121, respectively and received $13,533 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 2000 aggregated $236,753,616 and $391,311,383, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $62,017,213 and $151,258,307, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At April 30, 2000, the Fund had transfer agent fees and expenses payable of approximately $12,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended April 30, 2000 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,399. At April 30, 2000, the Fund had an accrued pension liability of $39,876 which is included in accrued expenses in the Statement of Assets and Liabilities.

MORGAN STANLEY DEAN WITTER DIVERSIFIED INCOME TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 2000 (unaudited) continued

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:



                                                                  FOR THE SIX                       FOR THE YEAR
                                                                  MONTHS ENDED                         ENDED
                                                                 APRIL 30, 2000                   OCTOBER 31, 1999
                                                       ---------------------------------- --------------------------------
                                                                  (unaudited)
                                                            SHARES           AMOUNT            SHARES          AMOUNT
                                                       --------------- ------------------ --------------- ----------------
CLASS A SHARES
Sold .................................................     3,406,301     $   27,338,442       2,848,419    $   24,256,392
Reinvestment of dividends and distributions ..........        36,144            288,939          65,553           563,411
Redeemed .............................................    (4,466,371)       (35,838,067)     (1,917,929)      (16,068,227)
                                                          ----------     --------------      ----------    --------------
Net increase (decrease) - Class A ....................    (1,023,926)        (8,210,686)        996,043         8,751,576
                                                          ----------     --------------      ----------    --------------
CLASS B SHARES
Sold .................................................    11,949,019         95,751,262      46,504,109       405,026,436
Reinvestment of dividends and distributions ..........     1,676,709         13,395,314       3,786,566        32,666,180
Redeemed .............................................   (28,144,376)      (225,515,665)    (58,638,989)     (507,410,583)
                                                         -----------     --------------     -----------    --------------
Net decrease - Class B ...............................   (14,518,648)      (116,369,089)     (8,348,314)      (69,717,967)
                                                         -----------     --------------     -----------    --------------
CLASS C SHARES
Sold .................................................       339,108          2,710,859       1,432,185        12,480,926
Reinvestment of dividends and distributions  .........        45,616            363,816          94,887           815,013
Redeemed .............................................      (735,115)        (5,870,509)       (880,512)       (7,540,173)
                                                         -----------     --------------     -----------    --------------
Net increase (decrease) - Class C ....................      (350,391)        (2,795,834)        646,560         5,755,766
                                                         -----------     --------------     -----------    --------------
CLASS D SHARES
Sold .................................................     6,221,848         49,947,755          82,581           708,190
Reinvestment of dividends and distributions ..........         8,115             65,224           5,374            46,101
Redeemed .............................................    (6,166,228)       (49,254,638)        (41,881)         (354,922)
                                                         -----------     --------------     -----------    --------------
Net increase - Class D ...............................        63,735            758,341          46,074           399,369
                                                         -----------     --------------     -----------    --------------
Net decrease in Fund .................................   (15,829,230)    $ (126,617,268)     (6,659,637)   $  (54,811,256)
                                                         ===========     ==============      ==========    ==============

MORGAN STANLEY DEAN WITTER DIVERSIFIED INCOME TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 2000 (unaudited) continued

6. FEDERAL INCOME TAX STATUS

At October 31, 1999, the Fund had a net capital loss carryover of $24,281,000, which may be used to offset future capital gains to the extent provided by regulations, which is available through October 31 of the following years:



                         AMOUNT IN THOUSANDS
---------------------------------------------------------------------
   2002        2003        2004        2005        2006        2007
---------   ---------   ---------   ---------   ---------   ---------
$3,024       $3,677      $2,482      $7,131      $3,233      $4,734
======       ======      ======      ======      ======      ======

As of October 31, 1999, the Fund had temporary book/tax differences primarily attributable to the mark-to-market of open forward foreign currency exchange contracts and compensated forward foreign currency exchange contracts, capital loss deferrals on wash sales and interest on bonds in default.

The investment manager has determined that distribution from paid-in-capital is likely to occur for the fiscal year ended October 31, 2000.


7. PURPOSE OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage its foreign currency exposure or to sell, for a fixed amount of U.S. dollars or other currency, the amount of foreign currency approximating the value of some or all of its holdings denominated in such foreign currency or an amount of foreign currency other than the currency in which the securities to be hedged are denominated approximating the value of some or all of its holdings to be hedged. Additionally, when the Investment Manager anticipates purchasing securities at some time in the future, the Fund may enter into a forward contract to purchase an amount of currency equal to some or all the value of the anticipated purchase for a fixed amount of U.S. dollars or other currency.

To hedge against adverse interest rate, foreign currency and market risks, the Fund may enter into written options on interest rate futures and interest rate futures contracts ("derivative investments").

Forward contracts and derivative instruments involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At April 30, 2000, there were outstanding forward contracts used to facilitate settlement of foreign currency denominated portfolio transactions and manage foreign currency exposure.

MORGAN STANLEY DEAN WITTER DIVERSIFIED INCOME TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:



                                                                                                                   FOR THE PERIOD
                                                         FOR THE SIX        FOR THE YEAR         FOR THE YEAR      JULY 28, 1997*
                                                         MONTHS ENDED           ENDED                ENDED             THROUGH
                                                        APRIL 30, 2000    OCTOBER 31, 1999     OCTOBER 31, 1998   OCTOBER 31, 1997
                                                     ------------------- ------------------   ------------------ ------------------
                                                        (unaudited)
 CLASS A SHARES++
 SELECTED PER SHARE DATA:
 Net asset value, beginning of period ..............    $ 8.16                 $ 9.01                 $ 9.46           $ 9.40
                                                        ------                 ------                 ------           ------
 Income (loss) from investment operations:
  Net investment income ............................      0.36                   0.74                   0.74             0.22
  Net realized and unrealized gain (loss) ..........     (0.44)                 (0.87)                 (0.46)            0.04
                                                        ------                 ------                 ------           ------
 Total income (loss) from investment operations ....     (0.08)                 (0.13)                  0.28             0.26
                                                        ------                 ------                 ------           ------
 Less dividends and distributions from:
  Net investment income ............................     (0.35)                 (0.63)                 (0.70)           (0.20)
  Paid-in-capital ..................................         -                  (0.09)                 (0.03)               -
                                                        ------                 ------                 ------           ------
 Total dividends and distributions .................     (0.35)                 (0.72)                 (0.73)           (0.20)
                                                        ------                 ------                 ------           ------
 Net asset value, end of period ....................    $ 7.73                 $ 8.16                 $ 9.01           $ 9.46
                                                        ======                 ======                 ======           ======
 TOTAL RETURN+ .....................................     (0.90)%(1)             (1.61)%                 2.86%            2.74%(1)
 RATIOS TO AVERAGE NET ASSETS:
 Expenses ..........................................      0.70 %(2)(3)           0.72 %(3)              0.77%(3)         0.85%(2)
 Net investment income .............................      9.10 %(2)(3)           8.56 %(3)              7.94%(3)         8.98%(2)
 SUPPLEMENTAL DATA:
 Net assets, end of period, in thousands ...........   $12,777                $21,828                $15,130           $4,933
 Portfolio turnover rate ...........................        30 %(1)                71 %                  130%             104%


-------------
*   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.









                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER DIVERSIFIED INCOME TRUST
FINANCIAL HIGHLIGHTS, continued



                                                    FOR THE SIX                     FOR THE YEAR ENDED OCTOBER 31
                                                   MONTHS ENDED   ----------------------------------------------------------------
                                                 APRIL 30, 2000++     1999++        1998++         1997*++       1996        1995
                                                 ---------------- ----------------------------------------------------------------
                                                  (unaudited)
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...........   $ 8.16            $ 9.01          $ 9.46        $ 9.78      $ 9.62      $ 9.37
                                                   ------            ------          ------        ------      ------      ------
Income (loss) from investment operations:
 Net investment income .........................     0.33              0.68            0.68          0.74        0.78        0.77
 Net realized and unrealized gain (loss) .......    (0.42)            (0.87)          (0.46)        (0.15)       0.10        0.20
                                                   ------            ------          ------        ------      ------      ------
Total income (loss) from investment operations .    (0.09)            (0.19)           0.22          0.59        0.88        0.97
                                                   ------            ------          ------        ------      ------      ------
Less dividends and distributions from:
 Net investment income .........................    (0.33)            (0.58)          (0.65)        (0.91)      (0.72)      (0.72)
 Paid-in-capital ...............................        -             (0.08)          (0.02)            -           -           -
                                                   ------            ------          ------        ------      ------      ------
Total dividends and distributions ..............    (0.33)            (0.66)          (0.67)        (0.91)      (0.72)      (0.72)
                                                   ------            ------          ------        ------      ------      ------
Net asset value, end of period .................   $ 7.74            $ 8.16          $ 9.01        $ 9.46      $ 9.78      $ 9.62
                                                   ======            ======          ======        ======      ======      ======
TOTAL RETURN+  .................................    (1.35)%(1)        (2.14)%          2.23%         6.46%       9.49%      10.76%
RATIOS TO AVERAGE NET ASSETS:
Expenses .......................................     1.39 %(2)(3)      1.38 %(3)       1.38%(3)      1.40%       1.42%       1.44%
Net investment income ..........................     8.41 %(2)(3)      7.90 %(3)       7.33%(3)      7.90%       8.38%       8.30%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ........ $702,695          $859,553      $1,024,021      $915,899    $745,581    $542,544
Portfolio turnover rate ........................       30 %(1)           71 %           130%          104%         82%         87%


--------------
* Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.






                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER DIVERSIFIED INCOME TRUST
FINANCIAL HIGHLIGHTS, continued



                                                                                                                 FOR THE PERIOD
                                                         FOR THE SIX        FOR THE YEAR       FOR THE YEAR      JULY 28, 1997*
                                                         MONTHS ENDED           ENDED              ENDED            THROUGH
                                                        APRIL 30, 2000    OCTOBER 31, 1999   OCTOBER 31, 1998   OCTOBER 31, 1997
                                                     ------------------- ------------------ ------------------ -----------------
                                                         (unaudited)
CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...............    $ 8.15               $ 9.00                 $ 9.45           $ 9.40
                                                         -------             -------               -------           ------
Income (loss) from investment operations:
 Net investment income .............................      0.33                 0.68                   0.68             0.20
 Net realized and unrealized gain (loss) ...........     (0.43)               (0.87)                 (0.46)            0.04
                                                         -------             -------               -------           ------
Total income (loss) from investment operations .....     (0.10)               (0.19)                  0.22             0.24
                                                         -------             -------               -------           ------
Less dividends and distributions from:
 Net investment income .............................     (0.33)               (0.58)                 (0.65)           (0.19)
 Paid-in-capital ...................................         -                (0.08)                 (0.02)               -
                                                         -------             -------               -------           ------
Total dividends and distributions ..................     (0.33)               (0.66)                 (0.67)           (0.19)
                                                         -------             -------               -------           ------
Net asset value, end of period .....................    $ 7.72               $ 8.15                 $ 9.00           $ 9.45
                                                        ======               ======                 ======           ======
TOTAL RETURN+  .....................................     (1.23)%(1)          (2.25)%                  2.26%            2.52%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ...........................................      1.39 %(2)(3)         1.38 %(3)              1.38%(3)         1.44%(2)
Net investment income ..............................      8.41 %(2)(3)         7.90 %(3)              7.33%(3)         8.17%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ............   $15,734              $19,450                $15,659           $3,773
Portfolio turnover rate ............................        30 %(1)              71 %                  130%             104%

--------------
*   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.








                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER DIVERSIFIED INCOME TRUST
FINANCIAL HIGHLIGHTS, continued



                                                                                                                 FOR THE PERIOD
                                                         FOR THE SIX        FOR THE YEAR       FOR THE YEAR      JULY 28, 1997*
                                                         MONTHS ENDED           ENDED              ENDED            THROUGH
                                                        APRIL 30, 2000    OCTOBER 31, 1999   OCTOBER 31, 1998   OCTOBER 31, 1997
                                                     ------------------- ------------------ ------------------ -----------------
                                                         (unaudited)
CLASS D SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...............    $ 8.15                  $ 9.00              $ 9.45           $ 9.40
                                                        ------                  ------              ------           ------
Income (loss) from investment operations:
 Net investment income .............................      0.37                    0.76                0.76             0.23
 Net realized and unrealized gain (loss) ...........     (0.41)                  (0.88)              (0.46)            0.02
                                                        ------                  ------              ------           ------
Total income (loss) from investment operations .....     (0.04)                  (0.12)               0.30             0.25
                                                        ------                  ------              ------           ------
Less dividends and distributions from:
 Net investment income .............................     (0.36)                  (0.64)              (0.72)           (0.20)
 Paid-in-capital ...................................         -                   (0.09)              (0.03)               -
                                                        ------                  ------              ------           ------
Total dividends and distributions ..................     (0.36)                  (0.73)              (0.75)           (0.20)
                                                        ------                  ------              ------           ------
Net asset value, end of period .....................    $ 7.75                  $ 8.15              $ 9.00           $ 9.45
                                                        ======                  ======              ======           ======
TOTAL RETURN+ ......................................     (0.56)%(1)              (1.42)%              3.21%            2.69%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ...........................................      0.54 %(2)(3)            0.53 %(3)           0.53%(3)         0.59%(2)
Net investment income ..............................      9.26 %(2)(3)            8.75 %(3)           8.18%(3)         9.26%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ............    $1,488                  $1,046                $740              $99
Portfolio turnover rate ............................        30 %(1)                 71 %               130%             104%

--------------
*   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.







                       See Notes to Financial Statements

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Peter M. Avelar
Vice President

Rajesh K. Gupta
Vice President

Peter J. Seeley
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanely Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

This financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.

MORGAN STANLEY
DEAN WITTER
DIVERSIFIED
INCOME TRUST



[GRAPHIC OMITTED]


SEMIANNUAL REPORT
April 30, 2000